Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases
Leases

We lease property and equipment primarily under operating leases. Renewal options exist for substantially all leases. Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consisted of the following as of December 31, 2016:

Year
2017	$156.4
2018	119.5
2019	90.1
2020	69.4
2021	56.2
Thereafter	100.7
Total minimum lease payments	$592.3

Rental expense for all operating leases was $166.5, $174.9 and $197.0 for the years ended December 31, 2016, 2015 and 2014, respectively.